Quarterly Holdings Report
for
Fidelity Advisor® Growth Opportunities Fund
August 31, 2022
GO-NPRT3-1022
1.805740.118
Common Stocks - 95.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 15.7%
Diversified Telecommunication Services - 0.0%
Starry, Inc.	1,084,026	2,317
Entertainment - 1.6%
Roku, Inc. Class A (a)(b)	2,564,620	174,394
Sea Ltd. ADR (a)	1,430,084	88,665
		263,059
Interactive Media & Services - 9.5%
Alphabet, Inc.:
Class A (a)	2,951,160	319,375
Class C (a)	8,256,480	901,195
Meta Platforms, Inc. Class A (a)	983,285	160,207
Zoominfo Technologies, Inc. (a)	2,899,300	131,686
		1,512,463
Media - 0.6%
Innovid Corp. (a)(c)	1,017,722	3,735
Magnite, Inc. (a)(b)	4,643,231	34,964
TechTarget, Inc. (a)	747,027	48,482
		87,181
Wireless Telecommunication Services - 4.0%
T-Mobile U.S., Inc. (a)	4,486,725	645,909
TOTAL COMMUNICATION SERVICES		2,510,929
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 3.1%
Neutron Holdings, Inc. (a)(c)(d)	474,927	13
Rad Power Bikes, Inc. (a)(c)(d)	382,384	2,367
Tesla, Inc. (a)	1,755,540	483,844
		486,224
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	34,000	3,197
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (a)	840,500	95,077
Sonder Holdings, Inc. (a)	1,297,021	2,412
Sonder Holdings, Inc.:
rights (a)(d)	15,489	15
rights (a)(d)	15,488	14
rights (a)(d)	15,488	12
rights (a)(d)	15,488	11
rights (a)(d)	15,488	10
rights (a)(d)	15,488	9
		97,560
Household Durables - 0.0%
Lennar Corp. Class A	19,600	1,518
Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. (a)	4,054,040	513,931
Cazoo Group Ltd. Class A (a)(b)	7,365,703	4,971
Doordash, Inc. (a)	1,158,900	69,418
FSN E-Commerce Ventures Private Ltd. (a)(c)	2,325,300	38,638
Global-e Online Ltd. (a)(b)	2,422,208	76,518
Lyft, Inc. (a)	5,821,261	85,747
Uber Technologies, Inc. (a)	10,806,281	310,789
Wayfair LLC Class A (a)	477,229	25,155
		1,125,167
Specialty Retail - 0.7%
Auto1 Group SE (a)(e)	10,208,872	107,313
Textiles, Apparel & Luxury Goods - 0.4%
Bombas LLC (a)(c)(d)	5,086,874	23,044
lululemon athletica, Inc. (a)	134,310	40,288
		63,332
TOTAL CONSUMER DISCRETIONARY		1,884,311
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	48,000	16,180
Food & Staples Retailing - 0.0%
Blink Health LLC Series A1 (a)(c)(d)	56,119	2,129
Food Products - 0.1%
Local Bounti Corp. (a)	2,034,278	7,568
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	2,772	21
Philip Morris International, Inc.	37,100	3,543
		3,564
TOTAL CONSUMER STAPLES		29,441
ENERGY - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
Antero Resources Corp. (a)	9,667,200	387,461
Canadian Natural Resources Ltd.	3,423,300	187,671
Cenovus Energy, Inc. (Canada)	7,307,700	137,101
Cheniere Energy, Inc.	72,400	11,597
Exxon Mobil Corp.	3,429,700	327,845
Hess Corp.	2,213,145	267,304
Imperial Oil Ltd.	1,100,600	54,018
Ovintiv, Inc.	2,383,200	126,643
Pioneer Natural Resources Co.	115,500	29,247
Range Resources Corp.	286,800	9,424
Tourmaline Oil Corp.	2,002,000	118,365
		1,656,676
FINANCIALS - 1.5%
Banks - 1.3%
Starling Bank Ltd. Series D (a)(c)(d)	6,988,700	19,144
Wells Fargo & Co.	4,479,000	195,777
		214,921
Diversified Financial Services - 0.2%
Rapyd Financial Network 2016 Ltd. (a)(c)(d)	340,545	24,019
TOTAL FINANCIALS		238,940
HEALTH CARE - 12.4%
Biotechnology - 2.8%
ADC Therapeutics SA (a)	238,174	1,624
Agios Pharmaceuticals, Inc. (a)	671,100	17,113
Alnylam Pharmaceuticals, Inc. (a)	399,835	82,634
ALX Oncology Holdings, Inc. (a)	653,300	8,493
Arcutis Biotherapeutics, Inc. (a)	235,100	6,336
Argenx SE ADR (a)	142,699	53,922
Ascendis Pharma A/S sponsored ADR (a)	67,662	6,060
Aurinia Pharmaceuticals, Inc. (a)	1,825,600	13,436
Blueprint Medicines Corp. (a)	89,800	6,575
Celldex Therapeutics, Inc. (a)	804,000	24,442
Cyteir Therapeutics, Inc. (a)	21,959	47
Cytokinetics, Inc. (a)	1,015,500	53,781
Erasca, Inc. (a)	1,462,700	13,194
Exelixis, Inc. (a)	1,277,900	22,670
Icosavax, Inc. (a)	736,800	3,478
Imago BioSciences, Inc. (a)	731,800	10,633
Instil Bio, Inc. (a)	1,581,200	8,222
Keros Therapeutics, Inc. (a)	277,800	9,826
Mirati Therapeutics, Inc. (a)	176,000	14,261
Monte Rosa Therapeutics, Inc. (a)	396,100	3,137
Morphic Holding, Inc. (a)	208,036	5,725
Natera, Inc. (a)	31,500	1,552
Nuvalent, Inc. Class A (a)	283,376	4,783
PTC Therapeutics, Inc. (a)	58,900	2,941
Relay Therapeutics, Inc. (a)(b)	885,885	20,349
Tenaya Therapeutics, Inc. (a)	421,700	1,851
TG Therapeutics, Inc. (a)	666,361	4,751
Vaxcyte, Inc. (a)	1,048,543	27,430
Verve Therapeutics, Inc. (a)	217,300	8,336
Zentalis Pharmaceuticals, Inc. (a)	686,100	18,394
		455,996
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	4,320,274	174,150
Insulet Corp. (a)	140,410	35,871
Penumbra, Inc. (a)	190,763	31,318
TransMedics Group, Inc. (a)(f)	1,589,817	82,718
		324,057
Health Care Providers & Services - 6.9%
agilon health, Inc. (a)(b)	5,240,100	108,889
Alignment Healthcare, Inc. (a)	986,200	15,000
Cano Health, Inc. (a)	6,719,445	41,459
Centene Corp. (a)	2,300,244	206,424
Guardant Health, Inc. (a)	805,700	40,333
Humana, Inc.	445,660	214,710
LifeStance Health Group, Inc. (a)(b)	6,416,800	40,362
Oak Street Health, Inc. (a)(b)	4,727,500	123,861
P3 Health Partners, Inc. (a)(c)(f)	2,032,510	9,500
The Oncology Institute, Inc. (a)(c)	814,767	5,174
UnitedHealth Group, Inc.	569,167	295,585
		1,101,297
Life Sciences Tools & Services - 0.6%
Danaher Corp.	244,900	66,101
Sartorius Stedim Biotech	76,900	28,262
		94,363
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (a)	316,700	13,409
TOTAL HEALTH CARE		1,989,122
INDUSTRIALS - 1.5%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	157,900	66,335
Northrop Grumman Corp.	148,100	70,790
Raytheon Technologies Corp.	499,500	44,830
Space Exploration Technologies Corp. Class A (a)(c)(d)	85,000	5,950
The Boeing Co. (a)	258,000	41,345
		229,250
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (c)	1,039,700	7,068
FedEx Corp.	6,400	1,349
		8,417
Road & Rail - 0.0%
Bird Global, Inc.:
rights (a)(d)	106,001	5
rights (a)(d)	106,001	3
rights (a)(d)	106,001	1
		9
TOTAL INDUSTRIALS		237,676
INFORMATION TECHNOLOGY - 36.4%
Electronic Equipment & Components - 1.2%
Flex Ltd. (a)	5,535,399	98,585
Jabil, Inc.	1,458,900	87,972
		186,557
IT Services - 8.3%
Block, Inc. Class A (a)	879,300	60,593
Cloudflare, Inc. (a)	199,700	12,495
Cognizant Technology Solutions Corp. Class A	1,277,100	80,674
Cyxtera Technologies, Inc. (a)(c)	969,061	6,144
Dlocal Ltd. (a)(b)	1,451,300	36,094
EPAM Systems, Inc. (a)	156,400	66,705
Flywire Corp. (a)	962,273	23,922
Globant SA (a)	23,800	5,016
GoDaddy, Inc. (a)	2,210,004	167,563
Marqeta, Inc. Class A (a)(b)	6,320,252	49,235
MasterCard, Inc. Class A	615,512	199,654
MongoDB, Inc. Class A (a)	296,200	95,631
Nuvei Corp. (a)(e)	3,104,374	94,997
Payoneer Global, Inc. (a)(c)	442,000	2,926
Repay Holdings Corp. (a)	4,241,300	39,402
Shift4 Payments, Inc. (a)(b)	1,240,900	56,200
Snowflake, Inc. (a)	101,200	18,312
TaskUs, Inc. (a)	2,364,774	35,188
Twilio, Inc. Class A (a)	735,591	51,182
Visa, Inc. Class A	1,155,261	229,562
		1,331,495
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (a)	1,078,700	91,549
Applied Materials, Inc.	1,296,401	121,952
GlobalFoundries, Inc.	3,727,400	222,973
Lam Research Corp.	214,076	93,746
Marvell Technology, Inc.	2,309,079	108,111
Micron Technology, Inc.	632,172	35,737
NVIDIA Corp.	3,262,072	492,377
NXP Semiconductors NV	1,233,772	203,054
onsemi (a)	3,019,761	207,669
		1,577,168
Software - 13.8%
Bill.Com Holdings, Inc. (a)	348,400	56,399
Confluent, Inc. (a)(b)	466,200	12,755
Datadog, Inc. Class A (a)	441,600	46,346
DoubleVerify Holdings, Inc. (a)	2,664,445	68,876
Dynatrace, Inc. (a)	4,447,200	169,794
Elastic NV (a)	926,540	77,746
Epic Games, Inc. (a)(c)(d)	56,200	52,266
Five9, Inc. (a)	288,600	28,315
HubSpot, Inc. (a)	122,349	41,237
Intapp, Inc. (a)	1,879,240	27,230
Intuit, Inc.	220,308	95,125
Microsoft Corp.	5,039,215	1,317,611
Oracle Corp.	105,000	7,786
Pegasystems, Inc.	44,200	1,618
Pine Labs Private Ltd. (a)(c)(d)	16,636	8,881
Riskified Ltd. (a)	20,450	103
Riskified Ltd. Class B (a)	759,374	3,842
Salesforce.com, Inc. (a)	365,938	57,130
SentinelOne, Inc. (a)(b)	108,900	2,974
ServiceNow, Inc. (a)	170,858	74,258
Stripe, Inc. Class B (a)(c)(d)	73,500	2,077
The Trade Desk, Inc. (a)	821,410	51,502
Viant Technology, Inc. (a)	1,347,314	6,090
		2,209,961
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	3,270,260	514,150
TOTAL INFORMATION TECHNOLOGY		5,819,331
MATERIALS - 2.5%
Chemicals - 1.2%
CF Industries Holdings, Inc.	646,800	66,918
Nutrien Ltd.	1,013,200	92,981
The Mosaic Co.	532,600	28,691
		188,590
Metals & Mining - 1.3%
Alcoa Corp.	1,358,900	67,238
ArcelorMittal SA Class A unit GDR (b)	2,904,600	68,520
Freeport-McMoRan, Inc.	2,771,400	82,033
		217,791
TOTAL MATERIALS		406,381
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Opendoor Technologies, Inc. (a)(b)	4,803,400	20,799
WeWork, Inc. (a)	2,056,600	8,432
		29,231
UTILITIES - 2.9%
Electric Utilities - 1.9%
Constellation Energy Corp.	553,133	45,130
Exelon Corp.	349,900	15,364
ORSTED A/S (e)	713,456	69,635
PG&E Corp. (a)	14,517,400	179,000
		309,129
Independent Power and Renewable Electricity Producers - 1.0%
NextEra Energy Partners LP	1,858,100	152,531
TOTAL UTILITIES		461,660
TOTAL COMMON STOCKS (Cost $12,459,073)		15,263,698

Preferred Stocks - 3.5%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.6%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc. Series F (c)(d)	793,873	31,231

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	49,852	309
Series C(a)(c)(d)	196,163	1,214
Series D(c)(d)	415,700	2,573
		4,096
Internet & Direct Marketing Retail - 0.3%
Circle Internet Financial Ltd. Series F (c)	155,650	7,586
GoBrands, Inc. Series G (a)(c)(d)	70,400	16,996
Instacart, Inc.:
Series H(a)(c)(d)	267,054	12,848
Series I(a)(c)(d)	90,554	4,357
		41,787
Textiles, Apparel & Luxury Goods - 0.0%
CelLink Corp. Series D (c)(d)	380,829	7,068

TOTAL CONSUMER DISCRETIONARY		52,951

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (a)(c)(d)	234,164	8,884

Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(c)(d)	404,785	12,382

Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	566,439	4,362
Series D(a)(c)(d)	3,671	28
		4,390
TOTAL CONSUMER STAPLES		25,656

HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Aledade, Inc. Series E1 (c)(d)	153,312	7,636

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.4%
Relativity Space, Inc. Series E (a)(c)(d)	1,068,417	21,667
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	16,438	11,507
Series N(a)(c)(d)	51,400	35,980
		69,154
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series A (a)(c)(d)	441,839	45,585

Road & Rail - 0.1%
Convoy, Inc. Series D (a)(c)(d)	1,038,289	11,961

TOTAL INDUSTRIALS		126,700

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Meesho Series F (c)(d)	243,800	16,637
Xsight Labs Ltd. Series D (a)(c)(d)	501,100	3,748
		20,385
Electronic Equipment & Components - 0.1%
Enevate Corp. Series E (a)(c)(d)	7,873,996	8,730

IT Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	116,411	17,126
Yanka Industries, Inc.:
Series E(a)(c)(d)	341,047	6,500
Series F(a)(c)(d)	380,955	7,261
		30,887
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(c)(d)	339,534	2,278
Series F2(c)(d)	179,288	1,203
SiMa.ai:
Series B(a)(c)(d)	1,198,500	8,498
Series B1(c)(d)	80,281	569
		12,548
Software - 0.5%
Bolt Technology OU Series E (c)(d)	290,611	45,130
Databricks, Inc.:
Series G(a)(c)(d)	181,200	9,924
Series H(c)(d)	32,352	1,772
Mountain Digital, Inc. Series D (c)(d)	896,466	14,003
Skyryse, Inc. Series B (c)(d)	244,100	5,900
Stripe, Inc. Series H (a)(c)(d)	30,700	868
Tenstorrent, Inc. Series C1 (a)(c)(d)	32,900	1,852
		79,449
TOTAL INFORMATION TECHNOLOGY		151,999

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	674,317	21,396

TOTAL CONVERTIBLE PREFERRED STOCKS		417,569
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	6,477,300	178
Waymo LLC Series A2 (a)(c)(d)	47,838	2,877
		3,055
Internet & Direct Marketing Retail - 0.5%
Circle Internet Financial Ltd. Series E (c)	1,497,818	73,005

TOTAL CONSUMER DISCRETIONARY		76,060

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(g)	764,320	15,722

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.0%
Gupshup, Inc. (a)(c)(d)	509,400	9,938

Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	39,764	21,227
Series A(a)(c)(d)	9,936	5,304
Series B(a)(c)(d)	10,808	5,770
Series B2(a)(c)(d)	8,745	4,668
Series C(a)(c)(d)	16,265	8,683
Series C1(a)(c)(d)	3,427	1,829
Series D(a)(c)(d)	3,667	1,958
		49,439
TOTAL INFORMATION TECHNOLOGY		59,377

TOTAL NONCONVERTIBLE PREFERRED STOCKS		151,159
TOTAL PREFERRED STOCKS (Cost $545,966)		568,728

Convertible Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(i)	12,391	10,994
4% 5/22/27 (c)(d)	843	931
4% 6/12/27 (c)(d)	232	256
(Cost $13,466)		12,181

Preferred Securities - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	3,352	3,352
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(j)	7,958	7,958
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(j)	1,830	1,830
TOTAL PREFERRED SECURITIES (Cost $13,140)		13,140

Money Market Funds - 2.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (k)	165,353,648	165,387
Fidelity Securities Lending Cash Central Fund 2.34% (k)(l)	280,542,076	280,570
TOTAL MONEY MARKET FUNDS (Cost $445,957)		445,957

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $13,477,602)	16,303,704
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(296,154)
NET ASSETS - 100.0%	16,007,550

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $807,145,000 or 5.0% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $271,945,000 or 1.7% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aledade, Inc. Series E1	5/20/22	7,637
Beta Technologies, Inc. Series A	4/09/21	32,374
Blink Health LLC Series A1	12/30/20	1,520
Blink Health LLC Series C	11/07/19 - 7/14/21	8,939
Bolt Technology OU Series E	1/03/22	75,500
Bombas LLC	2/16/21 - 11/12/21	24,316
Bowery Farming, Inc. Series C1	5/18/21	24,388
ByteDance Ltd. Series E1	11/18/20	12,756
CelLink Corp. Series D	1/20/22	7,930
Circle Internet Financial Ltd. Series E	5/11/21	24,310
Circle Internet Financial Ltd. Series F	5/09/22	6,559
Convoy, Inc. Series D	10/30/19	14,058
Cyxtera Technologies, Inc.	2/21/21	9,691
Databricks, Inc. Series G	2/01/21	10,713
Databricks, Inc. Series H	8/31/21	2,377
Delhivery Private Ltd.	5/20/21	5,075
Diamond Foundry, Inc. Series C	3/15/21	16,184
Enevate Corp. Series E	1/29/21	8,730
Enevate Corp. 0% 1/29/23	1/29/21	3,352
Epic Games, Inc.	7/13/20 - 3/29/21	45,615
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	6,381
GaN Systems, Inc. Series F1	11/30/21	2,879
GaN Systems, Inc. Series F2	11/30/21	1,520
GaN Systems, Inc. 0%	11/30/21	7,958
GoBrands, Inc. Series G	3/02/21	17,580
Gupshup, Inc.	6/08/21	11,648
Innovid Corp.	6/24/21	10,177
Instacart, Inc. Series H	11/13/20	16,023
Instacart, Inc. Series I	2/26/21	11,319
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15	0
JUUL Labs, Inc. Series D	6/25/18	0
Meesho Series F	9/21/21	18,693
Mountain Digital, Inc. Series D	11/05/21	20,588
Neutron Holdings, Inc.	2/04/21	5
Neutron Holdings, Inc. Series 1C	7/03/18	1,184
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	12,391
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	843
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	232
P3 Health Partners, Inc.	5/25/21	20,325
Payoneer Global, Inc.	2/03/21	4,420
Pine Labs Private Ltd.	6/30/21	6,203
Pine Labs Private Ltd. Series 1	6/30/21	14,826
Pine Labs Private Ltd. Series A	6/30/21	3,705
Pine Labs Private Ltd. Series B	6/30/21	4,030
Pine Labs Private Ltd. Series B2	6/30/21	3,261
Pine Labs Private Ltd. Series C	6/30/21	6,065
Pine Labs Private Ltd. Series C1	6/30/21	1,278
Pine Labs Private Ltd. Series D	6/30/21	1,367
Rad Power Bikes, Inc.	1/21/21	1,845
Rad Power Bikes, Inc. Series A	1/21/21	240
Rad Power Bikes, Inc. Series C	1/21/21	946
Rad Power Bikes, Inc. Series D	9/17/21	3,984
Rapyd Financial Network 2016 Ltd.	3/30/21	25,000
Reddit, Inc. Series F	8/11/21	49,057
Relativity Space, Inc. Series E	5/27/21	24,397
SiMa.ai Series B	5/10/21	6,145
SiMa.ai Series B1	4/25/22	569
Skyryse, Inc. Series B	10/21/21	6,024
Space Exploration Technologies Corp. Class A	2/16/21	3,570
Space Exploration Technologies Corp. Series I	4/05/18	2,778
Space Exploration Technologies Corp. Series N	8/04/20	13,878
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,359
Stripe, Inc. Class B	5/18/21	2,949
Stripe, Inc. Series H	3/15/21	1,232
Tenstorrent, Inc. Series C1	4/23/21	1,956
Tenstorrent, Inc. 0%	4/23/21	1,830
The Oncology Institute, Inc.	6/28/21	8,148
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	21,961
Waymo LLC Series A2	5/08/20	4,108
Xsight Labs Ltd. Series D	2/16/21	4,007
Yanka Industries, Inc. Series E	5/15/20	4,120
Yanka Industries, Inc. Series F	4/08/21	12,144

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	90,946	2,897,032	2,822,591	474	-	-	165,387	0.3%
Fidelity Securities Lending Cash Central Fund 2.34%	856,362	2,286,604	2,862,396	2,164	-	-	280,570	0.8%
Total	947,308	5,183,636	5,684,987	2,638	-	-	445,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Intapp, Inc.	88,631	-	24,201	-	(18,833)	(18,367)	-
Magnite, Inc.	122,205	22,811	43,234	-	(68,263)	1,445	-
P3 Health Partners, Inc.	-	-	-	-	-	(10,825)	9,500
TransMedics Group, Inc.	51,730	-	29,085	-	6,456	53,617	82,718
Total	262,566	22,811	96,520	-	(80,640)	25,870	92,218

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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